Intangible assets, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Less: accumulated amortization	$ (3,509,079)	$ (3,095,844)
Intangible assets, net	3,982,587	4,778,481
Licensed software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	2,758,883	2,899,801
Capitalized development cost [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,525,858	4,757,030
Platform system [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	42,699	44,880
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 164,226	$ 172,614